SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities	$ 158,643	$ 248,728
Finance costs	(2,448)	(11,053)
Lease liabilities	156,195	237,675	$ 365,356
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities	158,643	135,670
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities		$ 113,058